Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 6,524
2025	4,126
2026	2,583
2027	1,913
2028	1,300
Thereafter	3,390
Total lease payments	19,836
Less: imputed interest	(2,622)
Total	$ 17,214